Right-of-Use Assets and Lease Liabilities – Operating Leases - Schedule of Right of Use Assets – Operating Leases (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Office	$ 6,728	$ 9,471	$ 8,525
Right of use assets, net	$ 6,728	$ 9,471	$ 8,525